Retirement plans liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Beginning balance	R$ 66,104,805	R$ 56,371,063
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan	3,994,319	4,998,049
Increase (decrease) in net defined benefit liability (asset) resulting from other changes	9,368,313	3,830,602
Decrease (increase) in net defined benefit liability (asset) resulting from payments in respect of settlements	(4,966,973)	(3,964,150)
Increase (decrease) in other provisions	(23,464)	(69,569)
Monetary correction and interest income	(9,922,419)	(4,799,672)
Ending balance	R$ 84,446,347	R$ 66,104,805